UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle Suite 205

Darien, Connecticut 06820

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle Suite 205

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

A123 SYSTEMS INC

Ticker Symbol:AONE	Cusip Number:03739T108
Record Date: 6/4/2012	Meeting Date: 6/29/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of issuance of shares of common stock pursuant to A123's 6.0% senior unsecured convertible notes and related warrants	For	Issuer	For	With
2	Authorization to increase the Company's authorized common stock from 250,000,000 shares to 650,000,000 shares	For	Issuer	For	With

ACME PACKET, INC

Ticker Symbol:APKT	Cusip Number:004764106
Record Date: 3/6/2012	Meeting Date: 5/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: David B. Elsbree	For	Issuer	For	With
1B	Election of Director: Patrick J. Melampy	For	Issuer	For	With
1C	Election of Director: Robert G. Ory	For	Issuer	For	With
2	Approve an advisory resolution to approve Acme Packet, Inc.'s 2011 executive compensation.	For	Issuer	For	With
3	Ratify the selection of Ernst & Young LLP as Acme Packet, Inc's independent registered public accounting firm for the year ending December 31, 2012.	For	Issuer	For	With

BEST BUY CO. INC.

Ticker Symbol:BBY	Cusip Number:086516101
Record Date: 4/23/2012	Meeting Date: 6/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Lisa M. Caputo, 02-Kathy J. Higgins Victor, 03-Gerard R. Vittecoq	Abstained	Issuer	For	N/A
2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending February 2, 2013.	For	Issuer	For	With
3	To conduct an advisory vote to approve our named executive officer compensation.	For	Issuer	For	With
4	To approve an increase in the available number of shares under the Best Buy Co., Inc. 2008 Employee Stock Purchase Plan.	For	Issuer	For	With
5	To vote on a shareholder proposal recommending declassification of our Board of Directors, if properly presented at the meeting.	For	Stockholder	For	With

BIOFUEL ENERGY CORP.

Ticker Symbol:BIOF	Cusip Number:09064Y109
Record Date: 4/2/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Mark W. Wong, 02-Scott H. Pearce, 03-Elizabeth K. Blake, 04-David Einhorn, 05-richard I. Jaffee, 06-John D. March, 07-Ernest J. Sampias	Abstained	Issuer	For	N/A
2	To approve an amendment to Amended and Restated Certificate of Incorporation to effect a reverse split of our issued and outstanding shares of common stock, with any fractional shares that would otherwise be issuable as a result of reverse stock split being rounded up to the nearest whole share, and to effect a reduction in number of shares of common stock.	Against	Issuer	For	Against
3	To ratify the appointment of Grant Thornton LLP as the independent registered public accounting firm of the Company to serve for the 2012 fiscal year.	Against	Issuer	For	Against

BIOLASE TECHNOLOGY, INC.

Ticker Symbol:BLTI	Cusip Number:090911108
Record Date: 3/15/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: Federico Pignatelli	Against	Issuer	For	Against
1.2	Election of Director: Dr. Alexander K. Arrow	Against	Issuer	For	Against
1.3	Election of Director: Dr. Norman J. Nemoy	Against	Issuer	For	Against
1.4	Election of Director: Gregory E. Lichtwardt	Against	Issuer	For	Against
2	To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2012.	Against	Issuer	For	Against
3	Advisory vote to approve the compensation of our named executive officers.	Abstained	Issuer	For	N/A
4	Advisory vote to recommend the frequency of future stockholder advisory votes on the compensation of our named executive officers.	Against	Issuer	For	With/Against
5	To approve the proposed amendment to the Restated Certificate of Incorporation of Biolase Technology, Inc., to change the name of the corporation to Biolase, Inc.	Against	Issuer	For	Against

BROCADE COMMUNICATIONS SYSTEMS, INC.

Ticker Symbol:BRCD	Cusip Number:111621306
Record Date: 2/17/2012	Meeting Date: 4/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: Judy Bruner	For	Issuer	For	With
1.2	Election of Director: John W. Gerdelman	For	Issuer	For	With
1.3	Election of Director: David L. House	For	Issuer	For	With
1.4	Election of Director: Glenn C. Jones	For	Issuer	For	With
1.5	Election of Director: Michael Klayko	For	Issuer	For	With
1.6	Election of Director: L. William Krause	For	Issuer	For	With
2	Non-binding advisory resolution to approve executive compensation	For	Issuer	For	With
3	Approval of the amendment to the 2009 Stock Plan	For	Issuer	For	With
4	Approval of the amendment to the 2009 Employee Stock Purchase Plan	For	Issuer	For	With
5	Ratification of the appointment of KPMG LLP as the independent registered public accountants of Brocade Communications Systems, Inc. for the fiscal year ending October 27, 2012	For	Issuer	For	With

CHINA SUNERGY CO LTD

Ticker Symbol:CSUN	Cusip Number:16942X104
Record Date: 6/30/2011	Meeting Date: 8/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	Retirement and re-election of Mr. Tingxiu Lu as a Class A Director of the Company.	Against	Issuer	For	Against
O2	Retirement and re-election of Mr. Jian Li as a Class A Director of the Company.	Against	Issuer	For	Against
O3	Retirement and re-election of Mr. Zhifang Cai as a Class A Director of the Company.	Against	Issuer	For	Against
O4	Appointment of the independent auditor Deloitte Touche Tohmatsu CPA Ltd. for the fiscal year 2011.	Against	Issuer	For	Against
O5	The Directors or each of Tingxiu Lu and Zhifang Cai (each, an "officer") be, and hereby are, authorized to take any and every action that might be necessary to effect the foregoing resolutions 1 to 4 as such director or officer, in his or her absolute discretion, thinks fit.	Against	Issuer	For	Against

CIENA CORP

Ticker Symbol:CIEN	Cusip Number:171779309
Record Date: 1/24/2012	Meeting Date: 3/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Bruce L. Claflin	For	Issuer	For	With
1B	Election of Director: Patrick T. Gallagher	For	Issuer	For	With
2	Approval of an amendment of the 2008 Omnibus Incentive Plan to increase the number of shares available for issuance thereunder by 5.5 million shares and to re-approve material terms of performance-based compensation under Section 162(M) of the Internal Revenue Code of 1986, as amended.	For	Issuer	For	With
3	Approval of the Amendment and Restatement of the Employee Stock Purchase Plan to (A) increase the number of shares available for issuance thereunder by 5 million shares, (B) extend the term thereof, and (C) make such other changes described herein.	For	Issuer	For	With
4	Ratificatioin of the appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the fiscal year ending October 31, 2012.	For	Issuer	For	With
5	Advisory vote on our executive compensation, as described in proxy materials.	For	Issuer	For	With

CLEAN ENERGY FUELS CORP.

Ticker Symbol:CLNE	Cusip Number:184499101
Record Date: 3/28/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Andrew J. Littlefair, 02-Warren I. Mitchell, 03-John S. Herrington, 04-James C. Miller, III, 05-James E. O'Connor, 06-Boone Pickens, 07-Kenneth M. Socha, 08-Vincent C. Taormina	Abstained	Issuer	For	N/A
2	Ratification of the Company's independent registered public accounting firm.	For	Issuer	For	With

COINSTAR, INC.

Ticker Symbol:CSTR	Cusip Number:19259P300
Record Date: 4/16/2012	Meeting Date: 6/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Paul D. Davis	For	Issuer	For	With
1B	Election of Director: Nelson C. Chan	For	Issuer	For	With
2	Advisory resolution to approve the compensation of the Company's named executive officers.	For	Issuer	For	With
3	Ratify the appointment of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With

CROCS, INC.

Ticker Symbol:CROX	Cusip Number:227046109
Record Date: 4/9/2012	Meeting Date: 6/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Ronald L. Frasch, 02-W. Stephan Cannon	Abstained	Issuer	For	N/A
2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2012.	For	Issuer	For	With
3	Approval of the amendment and restatement of our 2008 Cash Incentive Plan.	For	Issuer	For	With
4	An advisory vote to approve the compensation of our named executive officers.	For	Issuer	For	With

DENDREON CORPORATION

Ticker Symbol:DNDN	Cusip Number:24823Q107
Record Date: 4/18/2012	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: John H. Johnson	For	Issuer	For	With
1.2	Election of Director: Susan B. Bayh	For	Issuer	For	With
1.3	Election of Director: Dennis M. Fenton, Ph.D.	For	Issuer	For	With
1.4	Election of Director: David L. Urdal, Ph.D.	For	Issuer	For	With
2	To approve an amendment to the Denereon Corporation 2009 Equity Incentive Plan to increase the number of shares authorized for issuance thereunder from 13,200,000 to 22,200,000.	For	Issuer	For	With
3	To approve, on an advisory basis, the compensation of the Company's named executive officers.	For	Issuer	For	With
4	To ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2012.	For	Issuer	For	With

ENDO PHARMACEUTICALS HOLDINGS INC.

Ticker Symbol:ENDP	Cusip Number:29264F205
Record Date: 4/9/2012	Meeting Date: 5/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Roger H. Kimmel	Against	Issuer	For	Against
1B	Election of Director: John J. Delucca	Against	Issuer	For	Against
1C	Election of Director: David P. Holveck	Against	Issuer	For	Against
1D	Election of Director: Nancy J. Hutson, Ph.D.	Against	Issuer	For	Against
1E	Election of Director: Michael Hyatt	Against	Issuer	For	Against
1G	Election of Director: David B. Nash, M.D., M.B.A.	Against	Issuer	For	Against
1H	Election of Director: Joseph C. Scodari	Against	Issuer	For	Against
1I	Election of Director: William F. Spengler	Against	Issuer	For	Against
2	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ending December 31, 2012.	Against	Issuer	For	Against
3	To approve, by advisory vote, named executive officer compensation.	Against	Issuer	For	Against
4	To approve the amendment and restatement to the Company's Amended and Restated Certificate of Incorporation to change the name of the Company to Endo Health Solutions Inc.	Against	Issuer	For	Against

ENTEGRIS, INC.

Ticker Symbol:ENTG	Cusip Number:29362U104
Record Date: 3/16/2012	Meeting Date: 5/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Gideon Argov, 02-Michael A. Bradley, 03-Marvin D. Burkett, 04-R. Nicholas Burns, 05-Daniel W. Christman, 06-Roger D. McDaniel, 07-Paul L.H. Olson, 08-Brian F. Sullivan	Abstained	Issuer	For	N/A
2	Ratify appointment of KMPG LLP as Entegris, Inc.'s independent registered public accounting firm for 2012.	For	Issuer	For	With
3	Approval of the compensation paid to Entegris, Inc.'s named executive officers (advisory vote).	For	Issuer	For	With

FUEL CELL ENERGY, INC.

Ticker Symbol:FCEL	Cusip Number:35952H106
Record Date: 2/13/2012	Meeting Date: 4/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote on election of the following nominees: 01-Arthur A. Bottone, 02-Richard A. Bromley, 03-J H England, 04-James D. Gerson, 05-William A. Lawson, 06-John A. Rolls, 07-Togo Dennis West, Jr	Abstained	Issuer	For	N/A
2	To ratify the selection of the independent registered public accounting firm for fiscal 2012.	For	Issuer	For	With
3	To amend the Fuelcell Energy, Inc. 2010 Equity Incentive Plan.	For	Issuer	For	With
4	To amend the Fuelcell Energy, Inc. Articles of Incorporation increasing its authorized common stock from 225,000,000 to 275,000,000 shares.	For	Issuer	For	With

GILEAD SCIENCES

Ticker Symbol:GILD	Cusip Number:375558103
Record Date: 3/14/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-John F. Cogan, 02-Etienne F. Davignon, 03-James M. Denny, 04-Carla A. Hills, 05-Kevin E. Lofton, 06-John W. Madigan, 07-John C. Martin, 08-Gordon E. Moore, 09-Nicholas G. Moore, 10-Richard J. Whitley, 11-Gayle E. Wilson, 12-Per Wold-Olsen	Abstained	Issuer	For	N/A
2	To ratify the selection of Ernst & Young LLP by the Audit Committee of the Board of Directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2012.	For	Issuer	For	With
3	To approve, on an advisory basis, the compensation of Gilead's named executive officers as presented in the proxy statement.	For	Issuer	For	With
4	If properly presented at the meeting, to vote on a stockholder proposal requesting that the Board take steps to permit stockholder action by written consent.	For	Stockholder	Against	Against
5	If properly presented at the meeting, to vote on a stockholder proposal requesting that the Board take steps to redeem Gilead's poison pill unless the plan is subject to a stockholder vote.	For	Stockholder	Against	Against

HANWHA SOLARONE CO. LTD

Ticker Symbol:HSOL	Cusip Number:41135V103
Record Date: 11/10/2011	Meeting Date: 12/20/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	As an ordinary resolution, that the appointment of David N.K. Wang, as a Director of the Company to continue to hold office for a three-year term beginning on the date of this AGM or until his successor is elected and qualified, be approved, confirmed and ratified.	For	Issuer	N/A	With
O2	As an ordinary resolution, that the appointment of Hee Cheul Kim, as a Director of the Company to hold office for a three-year term beginning on the date of this AGM or until his successor is elected and qualified, be approved, confirmed and ratified.	For	Issuer	N/A	With
O3	As an ordinary resolution, that Directors be, and hereby are, authorized to determine manner and any other terms of any repurchase or redemption of ordinary shares and ADSS, and are hereby authorised and directed in name and on behalf of Company to execute and deliver any instrument, document or agreement or to take or cause to be taken any other action or actions.	For	Issuer	N/A	With
O4	As an ordinary resolution, that any and all prior repurchases of shares by the Company be and are hereby authorized, approved, confirmed and ratified in all respects as the valid acts of the Company with effect from the date such actions were taken, all as more fully described in the proxy statement.	For	Issuer	N/A	With

HUMAN GENOME SCIENCES, INC.

Ticker Symbol:HGSI	Cusip Number:444903108
Record Date: 3/23/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Allan Baxter, Ph.D., 02-Richard J. Danzig, 03-Colin Goddard, Ph.D., 04-Maxine Gowen, Ph.D., 05-Tuan Ha-Ngoc, 06-Jerry Karabelas, Ph.D., 07-J.L. Lamattina, Ph.D., 08-Augustine Lawlor, 09-George J. Morrow, 10-Gregory Norden, 11-H. Thomas Watkins, 12-Robert C. Young, M.D.	Abstained	Issuer	For	N/A
2	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2012.	For	Issuer	For	With
3	To approve, on an advisory basis, the compensation of the named executive officers.	For	Issuer	For	With

JA SOLAR HOLDINGS CO. LTD.

Ticker Symbol:JASO	Cusip Number:466090107
Record Date: 7/11/2011	Meeting Date: 8/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive and consider the audited financial statements and the reports of the chairman and chief executive officer for the year ended December 31, 2010.	Against	Issuer	For	Against
2	To re-elect Erying Jia, the retiring Director, and authorize the Board of Directors to fix his remuneration.	Against	Issuer	For	Against
3	To elect Yong Liu as a Director of the Company, and authorize the Board of Directors to fix his remuneration.	Against	Issuer	For	Against
4	To transact such other business as may properly come before the meeting or any adjournment or postponement thereof.	Against	Issuer	For	Against

JDS UNIPHASE CORPORATION

Ticker Symbol:JDSU	Cusip Number:46612J507
Record Date: 9/20/2011	Meeting Date: 11/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Penelope A. Herscher, 02-Masood Jabbar, 03-Thomas Waechter	Abstained	Issuer	For	N/A
2	To ratify the appointment of Pricewaterhousecoopers LLP as the independent public accounting firm for JDS Uniphase Corporation for the fiscal year ending June 30, 2012.	For	Issuer	For	With
3	To approve, by non-binding advisory vote, the compensation of our named executive officers.	For	Issuer	For	With
4	To recommend, by non-binding advisory vote, the frequency of the advisory vote on the compensation of our named executive officers.	Split	Issuer	N/A	With/Against

LDK SOLAR CO. LTD.

Ticker Symbol:LDK	Cusip Number:50183L107
Record Date: 8/8/2011	Meeting Date: 9/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt and approve the annual report of the Company.	Against	Issuer	For	Against
2	To re-elect Mr. Liangbao Zhu as a director of the Company for a term of three years	Against	Issuer	For	Against
3	To re-elect Mr. Yonggang Shao as a director of the Company for a term of three years	Against	Issuer	For	Against
4	To ratify and re-elect Mr. Maurice Wai-Fung Ngai as an independent director of the Company for a term of three years	Against	Issuer	For	Against
5	To approve the appointment of KPMG as the Company's outside auditors to examine its accounts for the fiscal year of 2011.	Against	Issuer	For	Against

MEMC ELECTRONIC MATERIALS, INC.

Ticker Symbol:WFR	Cusip Number:552715104
Record Date: 4/5/2012	Meeting Date: 5/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Robert J. Boehlke	Against	Issuer	For	Against
1B	Election of Director: Emmanuel T. Hernandez	Against	Issuer	For	Against
2	Non-binding advisory vote on executive compensation.	Against	Issuer	For	Against
3	Ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2012.	Against	Issuer	For	Against
4	Approval of amendments to our equity incentive plans to allow a one-time stock option exchange program.	Against	Issuer	For	Against
5	Approval of shareholder proposal to elect each director annually.	Against	Stockholder	Against	With

MICRON TECHNOLOGY INC.

Ticker Symbol:MU	Cusip Number:595112103
Record Date: 11/28/2011	Meeting Date: 1/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Steven R. Appleton	For	Issuer	For	With
1B	Election of Director: Robert L. Bailey	For	Issuer	For	With
1C	Election of Director: Patrick J. Byrne	For	Issuer	For	With
1D	Election of Director: Mercedes Johnson	For	Issuer	For	With
1E	Election of Director: Lawrence N. Mondry	For	Issuer	For	With
1F	Election of Director: Robert E. Switz	For	Issuer	For	With
2	To approve an amendment to the Company's 2004 Equity Incentive Plan to increase the number of shares reserved for issuance thereunder by 20,000,000	For	Issuer	For	With
3	To ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm of the Company for the fiscal year ending August 30, 2012.	For	Issuer	For	With
4	To approve a non-binding resolution to approve the compensation executive officers as described in the proxy statement.	For	Issuer	For	With
5	To approve, in a non-binding vote, the frequency (every one, two or three years) with which our shareholders will be entitled to have an advisory vote on executive compensation.	For	Issuer	For	With

MOVADO GROUP, INC.

Ticker Symbol:MOV	Cusip Number:624580106
Record Date: 4/1/2012	Meeting Date: 6/14/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Margaret Hayes Adame, 02-Richard Cote, 03-Efraim Grinberg, 04-Alan H. Howard, 05-Richard Isserman, 06-Nathan Leventhal, 07-Donald Oresman, 08-Leonard L. Silverstein, 09-Alex Grinberg, 10-Maurice Reznik	Abstained	Issuer	For	N/A
2	To ratify the selection of Pricewaterhousecoopers LLP as the Company's independent accountants for the fiscal year ending January 31, 2013.	For	Issuer	For	With
3	To approve, on an advisory basis, the compensation of the Company's named executive officers, as described in the proxy statement under "executive compensation".	For	Issuer	For	With

NVIDIA CORPORATION

Ticker Symbol:NVDA	Cusip Number:67066G104
Record Date: 3/23/2012	Meeting Date: 5/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Tench Coxe	For	Issuer	For	With
1B	Election of Director: Mark L. Perry	For	Issuer	For	With
1C	Election of Director: Mark A. Stevens	For	Issuer	For	With
2	To approve the Amended and Restated 2007 Equity Incentive Plan.	For	Issuer	For	With
3	To approve the 2012 Employee Stock Purchase Plan.	For	Issuer	For	With
4	To approve the Company's executive compensation.	For	Issuer	For	With
5	To ratify the selection of Pricewaterhousecoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending January 27, 2013.	For	Issuer	For	With

PLUG POWER INC.

Ticker Symbol:PLUG	Cusip Number:72919P202
Record Date: 3/29/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Maureen O. Helmer, 02-Gary K. Willis, 03-Andrew Marsh	Abstained	Issuer	For	N/A
2	The approval of an amendment to the 2011 Stock Option and Incentive Plan to increase the number of shares authorized for issuance thereunder.	Against	Issuer	For	Against
3	The ratification of KPMG LLP as the Company's independent auditors for 2012.	Against	Issuer	For	Against

POWER-ONE, INC.

Ticker Symbol:PWER	Cusip Number:73930R102
Record Date: 3/7/2012	Meeting Date: 5/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Jon Gacek	For	Issuer	For	With
1B	Election of Director: Kambiz Hooshmand	For	Issuer	For	With
1C	Election of Director: Mark Melliar-Smith	For	Issuer	For	With
1D	Election of Director: Richard M. Swanson	For	Issuer	For	With
1E	Election of Director: Jay Walters	For	Issuer	For	With
1F	Election of Director: Richard J. Thompson	For	Issuer	For	With
1G	Election of Director: Kyle Ryland	For	Issuer	For	With
1H	Election of Director: Ajay Shah	For	Issuer	For	With
2	Approval of an advisory resolution on named executive officer compensation.	For	Issuer	For	With
3	Ratification of the appointment of Deloitte & Touche LLP as Power-One's independent registered public accounting firm for the 2012 fiscal year.	For	Issuer	For	With
4	Transaction of any other business properly presented at the 2012 annual meeting and any adjourment(s) or postponement(s) thereof.	For	Issuer	For	With

REALNETWORKS, INC.

Ticker Symbol:RNWK	Cusip Number:75605L708
Record Date: 10/4/2011	Meeting Date: 11/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Janice Robers, 02-Michael B. Slade	For	Issuer	For	With
2	Non-binding advisory vote on executive compensation.	For	Issuer	For	With
3	Non-binding advisory vote on the frequency of future advisory votes on executive compensation.	Split	Issuer	N/A	With/Against
4	Ratification of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With

RENESOLA LTD.

Ticker Symbol:SOL	Cusip Number:75971T103
Record Date: 8/8/2011	Meeting Date: 9/9/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive, consider and approve the financial statements for the year ended 31 December 2010, together with the reports of the auditors thereon.	Against	Issuer	For	Against
2	To re-elect Mr. Xianshou Li as a director of the Company, who is retiring by rotation and offering himself for re-election in accordance with the Company's Articles of Association.	Against	Issuer	For	Against
3	To authorize the Directors to re-appoint Deloitte Touche Tohmatsu CPA Ltd. as auditors of the Company to hold office until the conclusion of the next general meeting at which the accounts are laid.	Against	Issuer	For	Against

RENTECH, INC.

Ticker Symbol:RTK	Cusip Number:760112102
Record Date: 4/12/2012	Meeting Date: 6/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-D. Hunt Ramsbottom, 02-Halbert S. Washburn	Abstained	Issuer	For	N/A
2	Approval of the tax benefit preservation plan.	For	Issuer	For	With
3	Ratification of selection of independent registered public accounting firm.	For	Issuer	For	With

RF MICRO DEVICES, INC.

Ticker Symbol:RFMD	Cusip Number:749941100
Record Date: 6/6/2011	Meeting Date: 8/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Walter H. Wilkinson, Jr, 02-Robert A. Bruggeworth, 03-Daniel A. Dileo, 04-Jeffery R. Gardner, 05-John R. Harding, 06-Masood A. Jabbar, 07-Casimir S. Skrzypczak, 08-Erik H. Van Der Kaay	For	Issuer	For	With
2	To approve, on an advisory basis, the compensation of our named executive officers (as defined in the proxy statement).	For	Issuer	For	With
3	To vote, on an advisory basis, on the frequency of future advisory votes on the compensation of our named executive officers.	For	Issuer	For	With
4	To reapprove the FR Micro Devices, Inc. Cash Bonus Plan, pursuant to the provisions of Section 162(M) of the Internal Revenue Code of 1986, as amended.	For	Issuer	For	With
5	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2012.	For	Issuer	For	With

ROVI CORP.

Ticker Symbol:ROVI	Cusip Number:779376102
Record Date: 3/5/2012	Meeting Date: 5/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Thomas Carson, 02-Alan L. Earhart, 03-Andrew K. Ludwick, 04-James E. Meyer, 05-James P. O'Shaughnessy, 06-Ruthann Quindlen	Abstained	Issuer	For	N/A
2	Ratification of the selection of independent registered public accounting firm for fiscal 2012.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With

SAVIENT PHARMACEUTICALS, INC.

Ticker Symbol:SVNT	Cusip Number:80517Q100
Record Date: 4/3/2012	Meeting Date: 5/22/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Ginger Constantine, M.D, 02-Stephen O. Jaeger, 03-David Y. Norton, 04-William Owen, Jr., M.D., 05-Lee S. Simon, M.D., 06-Virgil Thompson	Abstained	Issuer	For	N/A
2	The approval of the compensation of the named executive officers.	Against	Issuer	For	Against
3	The approval of an amendment to the 1998 Employee Stock Purchase Plan, which will increase the number of shares available thereunder by 1,500,000.	Against	Issuer	For	Against
4	Ratification of the appointment of KPMG LLP as independent auditors for the 2012 fiscal year.	Against	Issuer	For	Against

SINOVAC BIOTECH LTD.

Ticker Symbol:SVA	Cusip Number:P8696W104
Record Date: 5/25/2011	Meeting Date: 7/14/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Weidong Yin, 02-Yuk Lam Lo, 03-Simon Anderson, 04-Chup Hung Mok, 05-Kenneth Lee	Against	Issuer	For	Against
2	Approval of audited consolidated financial statements and report of independent registered public accounting firm for 31 Dec 2010	Against	Issuer	For	Against
3	Appointment of Ernst & Young LLP as the independent auditor of the Company for the fiscal year ending December 31, 2011 and authorization to the Directors of the Company to fix such independent auditor's remuneration.	Against	Issuer	For	Against
4	Amendments to Definitions and Section 7.8 of the Company's By-laws	Against	Issuer	For	Against
5	Amendment to Section 7.5 of the Company's By-laws	Against	Issuer	For	Against
6	Amendment to Section 13 of the Company's By-laws	Against	Issuer	For	Against

SIRIUS XM RADIO INC.

Ticker Symbol:SIRI	Cusip Number:82967N108
Record Date: 4/2/2012	Meeting Date: 5/22/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Joan L. Amble, 02-Leon D. Black, 03-Lawrence F. Gilberti, 04-Eddy W. Hartenstein, 05-James P. Holden, 06-Mel Karmazin, 07-James F. Mooney, 08-Jack Shaw	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP as our independent registered public accountants for 2012.	For	Issuer	For	With

SKYWORKS SOLUTIONS, INC.

Ticker Symbol:SWKS	Cusip Number:83088M102
Record Date: 3/23/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-David J. McLachlan, 02-David J. Aldrich, 03-Kevin L. Beebe, 04-Moiz M. Beguwala, 05-Timothy R. Furey, 06-Balakrishnan S. Iyer, 07-Thomas C. Leonard, 08-David P. McGlade, 09-Robert A. Schriesheim	Abstained	Issuer	For	N/A
2	To approve, on an advisory basis, the compensation of the Company's named executive officers, as described in the Company's proxy statement.	For	Issuer	For	With
3	To ratify the selection by the Company's Audit Committee of KPMG LLP as the independent registered public accounting firm for the Company for fiscal year 2012.	For	Issuer	For	With

SODASTREAM INTERNATIONAL LTD.

Ticker Symbol:SODA	Cusip Number:M9068E105
Record Date: 11/28/2011	Meeting Date: 12/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To reelect Mr. Daniel Birnbaum as a class 1 director	For	Issuer	For	With
2	To approve and ratify a bonus and options to our CEO and Director, Mr. Daniel Birnbaum.	For	Issuer	For	With
3	To approve and ratify the reappointment of Somekh Chaikin, a member firm of KPMG International, as the Company's independent auditor for the year ending December 31, 2011 and until the annual general meeting of shareholders to be held in 2012, and to authorize the Board of Directors, upon recommendation of the Audit Committee, to determine their annual compensation.	For	Issuer	For	With

STILLWATER MINING CO.

Ticker Symbol:SWC	Cusip Number:86074Q102
Record Date: 3/9/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Craig L. Fuller, 02-Patrick M. James, 03-Steven S. Lucas, 04-Michael S. Parrett, 05-Francis R. McAllister, 06-Sheryl K. Pressler, 07-Michael Schiavone	Abstained	Issuer	For	N/A
2	Approval of the Stillwater Mining Company 2012 Equity Incentive Plan.	For	Issuer	For	With
3	To ratify the appointment of KPMG LLP as the Company's independent registered accounting firm for 2012.	For	Issuer	For	With
4	An advisory vote on executive officer compensation.	For	Issuer	For	With

SUNPOWER CORP.

Ticker Symbol:SPWRA	Cusip Number:867652109
Record Date: 9/19/2011	Meeting Date: 11/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Amend the Certificate of Incorporation to reclassify all outstanding shares of Class A common stock and Class B common stock into a single class of common stock and eliminate obsolete provisions of the Certificate of Incorporation.	For	Issuer	For	With
2	Amend the Certificate of Incorporation to permit action by written consent of the stockholders without a meeting for any action required to be taken at any annual or special meeting.	For	Issuer	For	With
3	Approval of the Third Amended and Restated SunPower Corporation 2005 Stock Incentive Plan that would increase the number of shares of common stock reserved for issuance under the plan by 2,500,000.	For	Issuer	For	With

SUNPOWER CORPORATION

Ticker Symbol:SPWR	Cusip Number:867652406
Record Date: 3/12/2012	Meeting Date: 5/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Arnaud Chaperon, 02-Jerome Schmitt, 03-Pat Wood III	Abstained	Issuer	For	N/A
2	The proposal to approve, in an advisory vote, our named executive officer compensation.	For	Issuer	For	With

TIVO, INC.

Ticker Symbol:TIVO	Cusip Number:888706108
Record Date: 6/8/2011	Meeting Date: 8/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Thomas Rogers, 02-J. Heidi Roizen	For	Issuer	For	With
2	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending January 31, 2012.	For	Issuer	For	With
3	To approve an amendment to the Amended & Restated 2008 Equity Incentive Award Plan to reserve an additional 5,000,000 shares of our common stock for issuance.	For	Issuer	For	With
4	To approve a non-binding, advisory basis the compensation of our named executive officers as disclosed in this proxy statement pursuant to the compensation disclosure rules of the Securities and Exchange Commission ("Say-on-Pay").	For	Issuer	For	With
5	To approve on a non-binding, advisory basis whether a Say-on-Pay vote should occur every one (1) year, every two (2) years, or every three (3)	Split	Issuer	N/A	With

VERTEX PHARMACEUTICALS INCORPORATED

Ticker Symbol:VRTX	Cusip Number:92532F100
Record Date: 3/19/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for the election of the following nominees: 01-Jeffrey M. Leiden, 02-Bruce I. Sachs	Against	Issuer	For	Against
2	The approval of the amendment to our Amended and Restated 2006 Stock and Option Plan that increases the number of shares of common stock authorized for issuance under the Plan by 3,000,000.	Against	Issuer	For	Against
3	The approval of the amendment to our Employee Stock Purchase Plan that increases the number of shares of common stock authorized for issuance under the Plan by 2,500,000.	Against	Issuer	For	Against
4	Ratificationof the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2012.	Against	Issuer	For	Against
5	Advisory vote on our executive compensation program.	Against	Issuer	For	Against

VIVUS, INC.

Ticker Symbol:VVUS	Cusip Number:928551100
Record Date: 4/20/2012	Meeting Date: 6/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Leland F. Wilson, 02-Peter Y. Tam, 03-Mark B. Logan, 04-Charles J. Casamento, 05-Linda M D Shortliffe MD, 06-Ernest Mario, Ph.D.	Abstained	Issuer	For	N/A
2	To approve, on an advisory basis, the Company's executive compensation.	For	Issuer	For	With
3	Ratification of the appointment of Oum & Co. LLP as the independent registered public accounting firm of Vivus, Inc. for the fiscal year ending December 31, 2012	For	Issuer	For	With

YOUKU.COM INC.

Ticker Symbol:YOKU	Cusip Number:98742U100
Record Date: 8/24/2011	Meeting Date: 10/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To consider and, if thought fit, pass the resolution as set forth in item 1 of the Company's notice of meeting regarding the approval of change of the Company's legal name.	Against	Issuer	For	Against

ZALICUS INC.

Ticker Symbol:ZLCS	Cusip Number:98887C105
Record Date: 4/4/2012	Meeting Date: 5/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Frank Haydu, 02-William Hunter	Abstained	Issuer	For	N/A
2	To ratify the appointment by the Audit Committee of the Board of Directors of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2012.	Against	Issuer	For	Against

ZHONE TECHNOLOGIES, INC.

Ticker Symbol:ZHNE	Cusip Number:98950P884
Record Date: 3/26/2012	Meeting Date: 5/22/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Lawrence Briscoe, 02-C. Richard Kramlich	Abstained	Issuer	For	N/A
2	Ratification of appointment of KPMG LLP as Zhone's independent registered public accounting firm for the fiscal year ending December 31, 2012.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: August 10, 2012

*Print the name and title of each signing officer under his or her signature.